Salary Deferral Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Salary Deferral Plans (Textual) [Abstract]
Executive salary continuation plan provides retirement benefits for the period	180 months
Age limit or service period for an employee to be eligible for executive salary continuation plan	Age of 65 and/or age 55 after 20 years of service
Expected benefit period prior retirement in case the employee is deceased or disabled	15 years
Salary deferral compensation liability total	$ 2,017,000	$ 1,878,000
Cash surrender value of life insurance, Carrying Value	2,308,000	2,001,000
Face amount of the insurance policies in force	7,109,000	7,000,000
Supplemental executive retirement plan provides retirement benefits for the period	180 months
Flexible premium indexed deferred annuity contracts purchased under the SERP agreements	$ 3,809,000
Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
No of employees participate in executive salary continuation plan	10